12. Deferred taxes (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets and liabilities [abstract]
Income (loss) before income tax and social contribution	R$ (5,817,293)	R$ 388,945	R$ (482,596)
Combined tax rate	34.00%	34.00%	34.00%
Income at the statutory tax rate	R$ 1,977,880	R$ (132,241)	R$ 164,083
Adjustments to calculate the effective tax rate:
Equity method investees	(149)	26	132
Tax rate difference on results of offshore subsidiaries	(4,734)	(207,565)	201,043
Non-deductible expenses, net	(124,577)	(61,219)	161,815
Exchange rate change on foreign investments	(174,151)	(101,329)	(173,964)
Interest on shareholders' equity	8,693	8,212	6,998
Extemporaneous tax credit		31,942
Deferred tax assets (liabilities) net recognized	(1,760,920)	252,567	(653,343)
Use of tax credits in non-recurring installment Payments			(3,892)
Total income tax	(77,958)	(209,607)	(297,128)
Income tax and social contribution
Current	(95,537)	(178,621)	(52,139)
Deferred	17,579	(30,986)	(244,989)
Total income (loss) taxes	R$ (77,958)	R$ (209,607)	R$ (297,128)